CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue:
Total revenue, net	$ 7,514	$ 3,101
Operating expenses:
Costs of goods sold, including related party expenses of $301 and $124, respectively	4,913	2,816
Selling, general and administrative, including related party expenses of $126 and $184, respectively	37,706	11,945
Research and development, including related party expenses of $62 and $66, respectively	7,410	4,376
Amortization of intangible assets	567	567
Total operating expenses	50,596	19,704
Loss from operations	(43,082)	(16,603)
Change in the fair value of earnout liability	33,869
Change in the fair value of convertible promissory notes	(156)
Change in the fair value of warrants	3,484	(2,074)
Interest expense, net	(135)	(361)
Other income, net	317	469
Loss before income taxes	(5,703)	(18,569)
Provision for income taxes	0	17
Net loss	(5,703)	(18,586)
Accretion of senior preferred stock to redemption value	(37,934)	(33,761)
Accretion of noncontrolling interest put option to redemption value	(88)	(94)
Net loss attributable to common stockholders	$ (43,725)	$ (52,441)
Net loss per share attributable to common stockholders - basic and diluted	$ (0.70)	$ (9.38)
Weighted average common shares outstanding - basic and diluted	62,743,154	5,589,290
Product Revenue, Net
Revenue:
Total revenue, net	$ 7,514	$ 3,101